RELATED PARTY TRANSACTIONS (Narrative) (Details)	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CAD ($)	Dec. 31, 2018 CAD ($)	Jul. 11, 2018 CAD ($)	Jun. 13, 2018 CAD ($)	Dec. 31, 2017 USD ($)	May 08, 2015
Statement [Line Items]
Borrowings, interest rate	10.00%		10.00%				5.00%
Executive officers and directors [Member]
Statement [Line Items]
Amounts payable, related party transactions	$ 96,765
Manex Resource Group - Vancouver office space [Member]
Statement [Line Items]
Related party transactions, monthly amount		$ 8,000
Manex Resource Group - general corporate services [Member]
Statement [Line Items]
Related party transactions, monthly amount		5,000
Manex Resource Group - general corporate services [Member] | Subsequent event [Member]
Statement [Line Items]
Related party transactions, monthly amount		7,500
Manex Resource Group [Member]
Statement [Line Items]
Amounts payable, related party transactions	31,962					$ 0
Mr. Thomas Patton [Member]
Statement [Line Items]
Amounts payable, related party transactions	$ 210,462		$ 287,112	$ 100,000	$ 300,000
Borrowings, interest rate	10.00%		10.00%
Cash repayments of advances and loans from related parties	$ 100,000	130,000
Mr. Thomas Patton [Member] | Subsequent event [Member]
Statement [Line Items]
Cash repayments of advances and loans from related parties		$ 292,134